Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
Note  6.   Bank Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2011 and 2010 is as follows:

	Estimated Useful lives	2011	2010
		(Amounts in thousands)

Land		$820	$820
Building and improvements	12 years	4,059	4,243
Furniture and equipment	9.6 years	1,508	1,417
Total premises and equipment		6,387	6,480
Less: accumulated depreciation and amortization		(2,265)	(2,201)
Premises and equipment, net		$4,122	$4,279

Depreciation and amortization expense was $366 thousand and $348 thousand in 2011 and 2010, respectively.

The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for 10 years through May 2012 with two 5-year renewal options.  The term of the Philadelphia lease is for 10 years through June 2016.  The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices.  At December 31, 2011, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2012	136
2013	136
2014	136
2015	136
2016	136
Thereafter	136
Total minimum lease payments	$816

Rent expense was approximately $125 thousand in 2011 and $129 thousand in 2010.